Commitment and Contingencies (Q2) (Details) - Letter of Credit - USD ($) $ in Millions	Jun. 30, 2025	May 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Line of Credit Facility [Line Items]
Maximum borrowing capacity		$ 350	$ 175
Letters Of Credit - Lease Agreements
Line of Credit Facility [Line Items]
Maximum borrowing capacity	$ 272		$ 533	$ 174